Segments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 Net advertising services [Member] USD ($)	Dec. 31, 2014 Net advertising services [Member] CNY	Dec. 31, 2013 Net advertising services [Member] CNY	Dec. 31, 2012 Net advertising services [Member] CNY	Dec. 31, 2014 Paid services [Member] USD ($)	Dec. 31, 2014 Paid services [Member] CNY	Dec. 31, 2013 Paid services [Member] CNY	Dec. 31, 2012 Paid services [Member] CNY
Segment Reporting Information [Line Items]
Revenues	$ 263,975	[1]	1,637,860	[1]	1,424,475	[1]	1,111,004	[1]	$ 191,819	1,190,158	863,737	610,160	$ 72,156	447,702	560,738	500,844
Cost of revenues	(125,976)	[1]	(781,632)	[1]	(696,355)	[1]	(631,299)	[1]	(84,220)	(522,553)	(379,868)	(313,141)	(41,756)	(259,079)	(316,487)	(318,158)
Gross profit	$ 137,999		856,228		728,120		479,705		$ 107,599	667,605	483,869	297,019	$ 30,400	188,623	244,251	182,686

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows: 2012 2013 2014 2014 RMB RMB RMB US$ Net advertising revenues 35,438 45,127 55,565 8,956 Paid service revenues 429,125 413,407 291,610 46,999 Cost of revenues (67,481) (76,491) (45,917) (7,401) Sales and marketing expenses (916) (1,040) (1,246) (201) General and administrative expenses (646) (404) (354) (57)